SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 319,978	$ 293,072	$ 270,884
Operating Income
Total operating income for reportable segments		65,955	58,774	54,615
Other expense, net		2	0	(109)
Consolidated income before taxes on income		64,405	52,830	48,968
Assets
Current assets		178,539	150,652
Property and equipment, net (Note 6)		41,955	45,598	35,652
Total assets		318,688	290,927	293,021
Other significant items
Asset Expenditures		9,325	20,025	10,110
Depreciation, amortization and impairment for reportable segments		14,779	14,638	13,553
Segment Reconciling Items [Member]
Operating Income
Financing income, net		(1,552)	(5,944)	(5,538)
Assets
Current assets		91,263	72,190	93,244
Investments in affiliated and other companies		2,927	2,967	2,751
Property and equipment, net (Note 6)		14,620	14,795	15,783
Other unallocated amounts		31,982	28,785	23,397
Other significant items
Expenditure for assets unallocated amounts		4,918	6,480	6,516
Asset expenditures, reportable segments and unallocated amounts		14,243	26,505	16,626
Depreciation and amortization, unallocated amounts		6,289	5,496	4,543
Depreciation and amortization		21,068	20,134	18,096
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		64,405	52,830	48,968
Assets
Total assets	[1]	177,896	172,190	157,846
Other significant items
Asset Expenditures		9,325	20,025	10,110
Depreciation, amortization and impairment for reportable segments		$ 14,779	$ 14,638	$ 13,553

[1]	Including goodwill.